LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
LEASES

18. LEASES

The Group leases certain office premises and cloud infrastructure to support its core business system under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of June 30,2021, the Group had no long-term leases that were classified as a financing lease. As of June 30,2021, the Group did not have additional operating leases that have not yet commenced.

For the six months ended
June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	—
Weighted average remaining lease term
Operating leases
Weighted average discount rate
Operating leases	5.30%
Short-term lease cost

As of June 30,2021, the maturity of operating lease liabilities are as follows:

The six months ended June 30,2021:	RMB
2021
2022
2023
2024	—
Thereafter	—

Less imputed interest	—
Total

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the six months ended June 30,2020 and 2021, total rental expense for all operating leases amounted to RMB and RMB,respectively.

20.	LEASES

The Group leases certain office premises and cloud infrastructure to support its core business system under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2020, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2020, the Group did not have additional operating leases that have not yet commenced.

For the years ended
December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	59,395
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	12,285
Weighted average remaining lease term
Operating leases	1.5
Weighted average discount rate
Operating leases	5.30%
Short-term lease cost	314

As of December 31, 2020, the maturity of operating lease liabilities are as follows:

Years ending December 31:	RMB
2021	14,862
2022	13,405
2023	2,956
2024	—
Thereafter	—
31,223
Less imputed interest	1,720
Total	29,503

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the year ended December 31, 2018, 2019, 2020, total rental expense for all operating leases amounted to RMB68,753, RMB71,287, and RMB58,831 respectively.